UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07605

     T. Rowe Price Mid-Cap Value Fund, Inc. (Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202 (Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202 (Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000 Date of fiscal year end: December 31 Date of reporting period: March 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE MID-CAP VALUE FUND
Unaudited		March 31, 2008
Portfolio of Investments ‡	Shares/$ Par	Value
(Cost and value in $000s)

COMMON STOCKS 90.3%
CONSUMER DISCRETIONARY 15.1%
Auto Components 0.7%
TRW (1)	2,128,601	49,745
		49,745
Diversified Consumer Services 1.9%
Apollo Group, Class A (1)	505,000	21,816
Career Education (1)	3,013,522	38,332
H&R Block	184,000	3,820
Weight Watchers	1,370,685	63,504
		127,472
Household Durables 0.2%
Newell Rubbermaid	615,000	14,065
		14,065
Internet & Catalog Retail 0.4%
Expedia (1)	1,300,000	28,457
		28,457
Leisure Equipment & Products 2.4%
Brunswick	3,090,200	49,350
Eastman Kodak	1,850,000	32,690
Mattel	4,029,000	80,177
		162,217
Media 6.3%
Cox Radio, Class A (1)	949,000	11,274
Discovery Holding, Class A (1)	1,034,536	21,953
DISH Network (1)	1,705,500	48,999
Lamar Advertising (1)	183,800	6,604
Meredith	1,641,000	62,768
New York Times, Class A	279,800	5,283
Scholastic (1)	2,296,900	69,527
Scripps, Class A	3,600,000	151,236
Time Warner Cable, Class A (1)	1,800,000	44,964
XM Satellite Radio, Class A (1)	383,100	4,452
		427,060
Multiline Retail 1.3%
Dillards, Class A	3,250,000	55,932
Family Dollar Stores	1,773,900	34,591
		90,523
Specialty Retail 1.9%
GAP	5,237,100	103,066
TJX	700,000	23,149
		126,215
Total Consumer Discretionary		1,025,754
CONSUMER STAPLES 8.1%
Beverages 2.2%
Brown-Forman, Class B	325,000	21,521
Coca-Cola Enterprises	5,275,000	127,655
		149,176
Food & Staples Retailing 1.0%
Sysco	2,300,000	66,746
		66,746
Food Products 3.3%
ConAgra	1,704,000	40,811
Hershey Foods	2,575,000	97,000
McCormick	917,000	33,901
Sara Lee	1,351,400	18,893
Tootsie Roll Industries	1,508,142	38,005
		228,610
Household Products 0.5%
Clorox	568,000	32,172
		32,172
Personal Products 1.1%
Alberto Culver	2,766,200	75,822
		75,822
Total Consumer Staples		552,526
ENERGY 7.9%
Energy Equipment & Services 2.3%
BJ Services	2,630,000	74,981
Exterran (1)	1,241,587	80,132
		155,113
Oil, Gas & Consumable Fuels 5.6%
Cimarex Energy	2,100,000	114,954
Compton Petroleum (1)	1,564,100	17,346
Forest Oil (1)	650,000	31,824
Hess	328,000	28,923
Murphy Oil	1,903,000	156,313
Spectra Energy	1,472,000	33,488
		382,848
Total Energy		537,961
FINANCIALS 18.3%
Capital Markets 3.3%
Janus Capital Group	3,266,100	76,002
Legg Mason	1,100,000	61,578
Northern Trust	1,280,000	85,082
		222,662
Commercial Banks 4.9%
Commerce Bancshares	1,714,828	72,074
Cullen/Frost Bankers	425,000	22,542
First Horizon National	2,623,600	36,757
Synovus Financial	2,147,900	23,756
Valley National Bancorp	1,513,850	29,081
WestAmerica	1,367,000	71,904
Wilmington Trust	2,625,000	81,637
		337,751
Consumer Finance 2.0%
Discover Financial	5,312,000	86,957
SLM Corporation (1)	3,453,400	53,010
		139,967
Insurance 6.2%
Axis Capital Holdings	1,484,300	50,436
Cincinnati Financial	2,525,000	96,051
Marsh & McLennan	2,977,000	72,490
OneBeacon Insurance Group, Class A (5)	1,532,800	29,154
Progressive Corporation	3,400,000	54,638
The Travelers Companies	672,975	32,202
Willis Group Holdings	2,622,000	88,125
		423,096
Real Estate Management & Development 1.1%
St. Joe	1,683,500	72,273
		72,273
Thrifts & Mortgage Finance 0.8%
First Niagara Financial	3,951,876	53,706
		53,706
Total Financials		1,249,455
HEALTH CARE 8.7%
Biotechnology 0.6%
Neurocrine Biosciences (1)	992,000	5,357
OSI Pharmaceuticals (1)	1,017,000	38,025
		43,382
Health Care Equipment & Supplies 3.1%
Boston Scientific (1)	6,901,500	88,822
St. Jude Medical (1)	910,000	39,303
Zimmer Holdings (1)	1,050,000	81,753
		209,878
Health Care Providers & Services 2.8%
Health Net (1)	600,000	18,480
HealthSouth (1)(5)	4,721,470	83,995
Lincare Holdings (1)	2,880,000	80,957
Universal Health Services	127,900	6,867
		190,299
Life Sciences Tools & Services 1.0%
Affymetrix (1)	350,000	6,093
Waters Corporation (1)	1,100,000	61,270
		67,363
Pharmaceuticals 1.2%
Barr Pharmaceuticals (1)	96,000	4,638
Sepracor (1)	2,350,000	45,872
Valeant Pharmaceuticals (1)	2,226,795	28,570
		79,080
Total Health Care		590,002
INDUSTRIALS & BUSINESS SERVICES 4.2%
Aerospace & Defense 0.3%
Raytheon	323,000	20,869
		20,869
Airlines 1.8%
Southwest Airlines	10,023,000	124,285
		124,285
Building Products 0.3%
Owens Corning (1)	1,076,700	19,521
		19,521
Commercial Services & Supplies 1.4%
Allied Waste Industries (1)	3,060,764	33,087
Cintas	989,400	28,238
Equifax	838,000	28,894
Manpower	50,000	2,813
		93,032
Machinery 0.3%
Dover	500,000	20,890
		20,890
Road & Rail 0.1%
Hertz Global (1)	460,401	5,552
		5,552
Total Industrials & Business Services		284,149
INFORMATION TECHNOLOGY 11.2%
Communications Equipment 1.4%
Alcatel-Lucent, ADR	5,250,000	30,240
Motorola	7,000,000	65,100
		95,340
Computers & Peripherals 1.6%
QLogic (1)	2,050,000	31,468
Seagate Technology	2,254,512	47,209
Sun Microsystems (1)	1,967,750	30,559
		109,236
Electronic Equipment & Instruments 2.7%
AVX	4,880,100	62,514
Molex, Class A	3,300,200	72,142
Tyco Electronics	1,425,000	48,906
		183,562
IT Services 1.6%
Automatic Data Processing	1,200,000	50,868
Total System Services	2,456,243	58,115
		108,983
Semiconductor & Semiconductor Equipment 2.4%
Fairchild Semiconductor, Class A (1)	4,600,000	54,832
Novellus Systems (1)	2,163,590	45,544
Teradyne (1)	4,866,200	60,438
Xilinx	244,000	5,795
		166,609
Software 1.5%
Autodesk (1)	200,000	6,296
Cadence Design Systems (1)	4,068,085	43,447
Electronic Arts (1)	1,025,000	51,168
		100,911
Total Information Technology		764,641
MATERIALS 4.4%
Chemicals 1.1%
Nalco	3,458,300	73,143
		73,143
Containers & Packaging 0.3%
Smurfit-Stone Container (1)	3,050,000	23,485
		23,485
Metals & Mining 0.1%
Gold Fields, ADR	500,000	6,915
		6,915
Paper & Forest Products 2.9%
Domtar (CAD) (1)	4,774,100	32,656
International Paper	4,213,400	114,605
Louisiana Pacific (5)	5,285,000	48,516
		195,777
Total Materials		299,320
UTILITIES 7.9%
Electric Utilities 2.1%
Duke Energy	2,444,000	43,626
Pinnacle West Capital	2,821,500	98,978
		142,604
Independent Power Producers & Energy Traders 2.3%
Dynegy, Class A (1)	7,173,000	56,595
Mirant (1)	2,741,700	99,770
		156,365
Multi-Utilities 3.5%
Ameren	968,700	42,662
NiSource	5,787,100	99,770
TECO Energy	6,287,612	100,287
		242,719
Total Utilities		541,688
Total Miscellaneous Common Stocks 4.5% (2)		309,806
Total Common Stocks (Cost $6,366,044)		6,155,302
CONVERTIBLE BONDS 3.5%
Anglogold Ashanti, 2.375%, 2/27/09	71,390,000	69,498
Lucent Technologies, Series B, VR, 2.875%, 6/15/25	92,137,000	71,096
Newmont Mining, 1.625%, 7/15/17 (3)	18,036,000	22,017
Newmont Mining, 1.625%, 7/15/17	62,967,000	76,741
Total Convertible Bonds (Cost $261,021)		239,352
SHORT-TERM INVESTMENTS 6.9%
Money Market Funds 6.9%
T. Rowe Price Reserve Investment Fund, 3.29% (4)(5)	471,421,305	471,421
Total Short-Term Investments (Cost $471,421)		471,421
SECURITIES LENDING COLLATERAL 0.7%
State Street Bank and Trust Company of New Hampshire N.A.
Securities Lending Quality Trust units, 3.28% (4)	46,594,155	46,594
Total Securities Lending Collateral (Cost $46,594)		46,594
Total Investments in Securities
101.4% of Net Assets (Cost $7,145,080)		$6,912,669

‡	Denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
3)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$22,017 and represents 0.3% of net assets.
(4)	Seven-day yield
(5)	Affiliated Companies
ADR	American Depository Receipts
VR	Variable Rate; rate shown is effective rate at period-end.
CAD	Canadian Dollar

(5) Affiliated Companies
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales		Investment	Value
Affiliate	Cost	Cost		Income	3/31/08	12/31/07
HealthSouth	$2,368	$ -		$-	$83,995	$ 96,001
Louisiana Pacific	5,595	-		793	48,516	*
OneBeacon Insurance
Group	2,254	-		3,433	29,154	30,805
T. Rowe Price Reserve
Investment Fund, 3.29%	¤	¤		6,448	471,421	685,156
Totals				$10,674 $	633,086 $	811,962

*	The issuer was not considered an affiliated company at December 31, 2007.
¤	Purchase and sale information not shown for cash management funds.

Other information for the period ended March 31, 2008 related to affiliated companies is as follows:

Investment in securities, at cost		$704,938
Dividend income		10,674
Interest income			-
Investment income		$10,674
Realized gain (loss) on securities			$-
Capital gain distributions from
mutual funds			$-

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Mid-Cap Value Fund
Unaudited	March 31, 2008
Notes To Portfolio of Investments

T. Rowe Price Mid-Cap Value Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital appreciation by investing primarily in mid-sized companies that appear to be undervalued.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation

The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Portfolio of Investments may differ from the value the fund receives upon sale of the securities.

Investment Transactions

Investment transactions are accounted for on the trade date.

Currency Translation

Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Pronouncement

On January 1, 2008, the fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements. FAS 157 defines fair value, establishes the framework for measuring fair value, and expands the disclosures of fair value measurements in the financial statements. Adoption of FAS 157 did not have a material impact on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s investments are reported at fair value as defined under FAS 157. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods

Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the OTC market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year generally use amortized cost in local currency to approximate fair value; however, if amortized cost is deemed not to reflect fair value, such securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust closing prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with closing prices and information to evaluate and/or adjust those prices. The fund cannot predict how often it will use closing prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares closing prices, the next day’s opening prices in the same markets, and adjusted prices.

Valuation Inputs

Various inputs are used to determine the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk)
Level 3	–	unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, non-U.S. equity securities actively traded in foreign markets generally are reflected in Level 2 despite the availability of closing prices, because the fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the fund’s investments, based on the inputs used to determine their values on March 31, 2008:

Valuation Inputs	Investments in	Foreign Currencies
	Securities
Level 1 – quoted prices	$6,149,757,000	$0
Level 2 – significant other observable inputs	762,912,000	(1,000)
Level 3 – significant unobservable inputs	0	0
Total	$6,912,669,000	$(1,000)

NOTE 3 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested by the fund’s lending agent(s) in accordance with investment guidelines approved by fund management. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. On March 31, 2008, the value of loaned securities was $46,567,000; aggregate collateral received included U.S. government securities valued at $49,000.

NOTE 4 - FEDERAL INCOME TAXES

At March 31, 2008, the cost of investments for federal income tax purposes was $7,145,080,000. Net unrealized loss aggregated $232,409,000 at period-end, of which $476,651,000 related to appreciated investments and $709,060,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates), and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Mid-Cap Value Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 20, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 20, 2008

By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date	May 20, 2008